Financial risk management - Maturity Analysis (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		€ 3,478,300,000	€ 3,531,400,000
Senior USD Debt
Disclosure of maturity analysis for derivative financial liabilities [line items]
Loan repayment percentage	1.00%	1.00%
Repayments of non-current borrowings	$ 6.9	€ 6,700,000
2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		921,700,000	860,300,000
2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		133,300,000	124,800,000
2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		100,200,000	112,000,000.0
2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		1,466,200,000	174,300,000
2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		828,100,000	1,455,600,000
More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		28,800,000	804,400,000
Borrowings-principal
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		2,145,900,000	2,110,100,000
Borrowings-principal | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		6,700,000	6,300,000
Borrowings-principal | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		6,700,000	6,300,000
Borrowings-principal | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		6,700,000	6,300,000
Borrowings-principal | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		1,359,900,000	6,300,000
Borrowings-principal | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		765,900,000	1,359,500,000
Borrowings-principal | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	725,400,000
Borrowings-interest
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		447,900,000	545,000,000.0
Borrowings-interest | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		104,800,000	117,500,000
Borrowings-interest | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		96,700,000	98,600,000
Borrowings-interest | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		97,000,000.0	92,200,000
Borrowings-interest | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		95,800,000	92,700,000
Borrowings-interest | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		53,600,000	91,100,000
Borrowings-interest | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	52,900,000
Lease Liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		115,900,000	74,800,000
Lease Liabilities | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		28,700,000	15,300,000
Lease Liabilities | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		23,400,000	12,400,000
Lease Liabilities | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		15,900,000	8,800,000
Lease Liabilities | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		10,500,000	7,200,000
Lease Liabilities | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		8,600,000	5,000,000.0
Lease Liabilities | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		28,800,000	26,100,000
Trade and other payables excluding non-financial liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		773,500,000	719,100,000
Trade and other payables excluding non-financial liabilities | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		773,500,000	719,100,000
Trade and other payables excluding non-financial liabilities | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Trade and other payables excluding non-financial liabilities | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Trade and other payables excluding non-financial liabilities | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Trade and other payables excluding non-financial liabilities | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Trade and other payables excluding non-financial liabilities | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Sell | Foreign exchange forward contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(988,200,000)	1,029,500,000
Sell | Foreign exchange forward contract | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(663,300,000)	722,300,000
Sell | Foreign exchange forward contract | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(324,900,000)	307,200,000
Sell | Foreign exchange forward contract | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Sell | Foreign exchange forward contract | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Sell | Foreign exchange forward contract | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Sell | Foreign exchange forward contract | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Sell | Cross currency interest rate swap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			858,200,000
Sell | Cross currency interest rate swap | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			47,300,000
Sell | Cross currency interest rate swap | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			48,900,000
Sell | Cross currency interest rate swap | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			48,400,000
Sell | Cross currency interest rate swap | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			713,600,000
Sell | Cross currency interest rate swap | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			0
Sell | Cross currency interest rate swap | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			0
Sell | Foreign exchange swap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(801,500,000)
Sell | Foreign exchange swap | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(45,700,000)
Sell | Foreign exchange swap | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(45,300,000)
Sell | Foreign exchange swap | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(710,500,000)
Sell | Foreign exchange swap | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0
Sell | Foreign exchange swap | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0
Sell | Foreign exchange swap | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0
Sell | Interest rate swap contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(23,400,000)	35,300,000
Sell | Interest rate swap contract | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(7,800,000)	8,900,000
Sell | Interest rate swap contract | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(7,800,000)	8,800,000
Sell | Interest rate swap contract | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(7,800,000)	8,800,000
Sell | Interest rate swap contract | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	8,800,000
Sell | Interest rate swap contract | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Sell | Interest rate swap contract | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Pay | Foreign exchange forward contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		992,900,000	(1,012,900,000)
Pay | Foreign exchange forward contract | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		665,000,000.0	(711,300,000)
Pay | Foreign exchange forward contract | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		327,900,000	(301,600,000)
Pay | Foreign exchange forward contract | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Pay | Foreign exchange forward contract | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Pay | Foreign exchange forward contract | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Pay | Foreign exchange forward contract | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Pay | Cross currency interest rate swap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			(795,000,000.0)
Pay | Cross currency interest rate swap | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			(55,400,000)
Pay | Cross currency interest rate swap | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			(47,900,000)
Pay | Cross currency interest rate swap | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			(45,000,000.0)
Pay | Cross currency interest rate swap | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			(646,700,000)
Pay | Cross currency interest rate swap | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			0
Pay | Cross currency interest rate swap | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			0
Pay | Foreign exchange swap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		794,600,000
Pay | Foreign exchange swap | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		52,600,000
Pay | Foreign exchange swap | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		49,900,000
Pay | Foreign exchange swap | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		692,100,000
Pay | Foreign exchange swap | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0
Pay | Foreign exchange swap | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0
Pay | Foreign exchange swap | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0
Pay | Interest rate swap contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		20,700,000	(32,700,000)
Pay | Interest rate swap contract | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		7,200,000	(9,700,000)
Pay | Interest rate swap contract | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		6,700,000	(7,900,000)
Pay | Interest rate swap contract | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		6,800,000	(7,500,000)
Pay | Interest rate swap contract | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	(7,600,000)
Pay | Interest rate swap contract | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Pay | Interest rate swap contract | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Forecast
Disclosure of maturity analysis for derivative financial liabilities [line items]
Repayment based on excess cashflow calculation		€ 0	€ 0